Statements of Stockholders' Equity (Deficit) - USD ($)	Stock to be Issued for Cash [Member] Common Stock To Be Issued [Member]	Stock to be Issued for Cash [Member]	Stock to be Issued for Cash from Warrant Exercises [Member] Common Stock Warrants To Be Issued [Member]	Stock to be Issued for Cash from Warrant Exercises [Member]	Stock Issued for Cash from Warrant Exercises at $0.10 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $0.10 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $0.10 [Member]	Stock Issued for Cash from Warrant Exercises at $0.20 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $0.20 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $0.20 [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Common Stock [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Additional Paid-in Capital [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Common Stock Warrants To Be Issued [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012														$ 10	$ 37	$ 17,129	$ 7,000	$ 0	$ 0	$ 12,803,341	$ (14,811,256)	$ (1,983,739)
Balance (in Shares) at Dec. 31, 2012														100,000	375,000	171,284,201
Valuation of the vested portion of employee and non-employee stock options																				184,973		184,973
Common stock issued for previous deposits at $0.10 per share																$ 7	(7,000)			6,993
Common stock issued for previous deposits at $0.10 per share (in Shares)																70,000
Capital contributed/co-founders' forfeiture of contractual compensation																				79,000		79,000
Amortization of restricted stock grant																				45,000		45,000
Common stock issued for cash																$ 347				346,583		346,930
Common stock issued for cash (in Shares)																3,469,300
Common stock issued in conversion of securities																$ 18				19,082		19,100
Common stock issued in conversion of securities (in Shares)																191,000
Common stock to be issued for cash																	1,500					1,500
Warrants																				120,000	(120,000)
Series B Preferred stock - cumulative dividends																				105,000	(105,000)
Net loss																					(3,614,856)	(3,614,856)
Balance at Dec. 31, 2013														$ 10	$ 37	$ 17,501	1,500	0	0	13,709,972	(18,651,112)	(4,922,092)
Balance (in Shares) at Dec. 31, 2013														100,000	375,000	175,014,501
Valuation of the vested portion of employee and non-employee stock options																				147,096		147,096
Capital contributed/co-founders' forfeiture of contractual compensation																				79,000		79,000
Common stock issued for services at $0.10 per share																$ 60				59,940		$ 60,000
Common stock issued for services at $0.10 per share (in Shares)																600,000						600,000
Common stock issued for cash																$ 2,124				2,081,991		$ 2,084,115
Common stock issued for cash (in Shares)																21,243,100
Common stock issued in conversion of securities					$ 24	$ 23,976	$ 24,000	$ 10	$ 19,990	$ 20,000	$ 215	$ 215,270	$ 215,485
Common stock issued in conversion of securities (in Shares)					240,000			100,000			2,154,843
Common stock to be issued for cash	$ 16,500	$ 16,500	$ 24,000	$ 24,000
Warrants																				209,576		209,576
Valuation of the vested portion of non-employee stock grants																$ 250				1,049,750		1,050,000
Valuation of the vested portion of non-employee stock grants (in Shares)																2,500,000
Series B Preferred stock - cumulative dividends																				105,000	(105,000)
Accretion of Beneficial Conversion Feature on Preferred Shares dividends issued in kind																				(71,307)	71,307
Net loss																					(4,223,467)	(4,223,467)
Balance at Dec. 31, 2014														$ 10	$ 37	$ 20,184	$ 18,000	$ 24,000	$ 0	$ 17,630,254	$ (22,908,272)	$ (5,215,787)
Balance (in Shares) at Dec. 31, 2014														100,000	375,000	201,852,444
Common stock issued for cash (in Shares)																						1,199,900
Net loss																						$ (2,031,438)
Balance at Jun. 30, 2015																						$ (6,544,310)